Condensed Financial Information of The Parent Company (Details) - USD ($)	1 Months Ended			12 Months Ended
	Apr. 29, 2022	Apr. 29, 2022	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2021	Jun. 29, 2020
Condensed Financial Information of The Parent Company (Details) [Line Items]
Common Stock, Shares Authorized				500,000,000		500,000,000
Ordinary share par value (in Dollars per share)				$ 0.0001		$ 0.0001
Ordinary share issued				14,006,250		10,250,000
Ordinary share outstanding				14,006,250		10,250,000
Ordinary share surrender			27,175,000		27,175,000
Initial public offering	3,881,250	3,881,250
Gross proceeds (in Dollars)	$ 15,525,000	$ 15,525,000
Net proceeds (in Dollars)	12,409,022	12,409,022
Ordinary shares value (in Dollars)	388	388		$ 1,401		$ 1,013
Additional Paid in Capital, Common Stock (in Dollars)	$ 12,408,634	$ 12,408,634
Common Stock [Member]
Condensed Financial Information of The Parent Company (Details) [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share issued	506,250	506,250
Initial public offering				3,881,250
Mr. Tao Ling [Member]
Condensed Financial Information of The Parent Company (Details) [Line Items]
Ownership, percentage				28.90%			100.00%
Mr. Xiaohong Yin [Member]
Condensed Financial Information of The Parent Company (Details) [Line Items]
Ownership, percentage				6.90%
Minimum [Member]
Condensed Financial Information of The Parent Company (Details) [Line Items]
Ordinary share issued				10,125,000	37,300,000
Ordinary share outstanding				10,125,000	37,300,000
Maximum [Member]
Condensed Financial Information of The Parent Company (Details) [Line Items]
Ordinary share issued				37,300,000	10,125,000
Ordinary share outstanding				37,300,000	10,125,000
Over-Allotment Option [Member]
Condensed Financial Information of The Parent Company (Details) [Line Items]
Price per share (in Dollars per share)	$ 4	$ 4